Swaps	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Swaps

4. Swaps

In addition to authorizing Trading Advisors to manage pre-determined investment levels of futures and forward contracts, certain Series of the Trust will strategically invest a portion or all of their assets in total return Swaps, selected at the direction of the Managing Owner. Total return Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more investment products or indices. In a typical total return Swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities.

Each Series invests in Credit Default Swaps ("CDS") with highly-rated counterparties as part of its portfolio. CDSs are over-the-counter investment instruments designed to mitigate counterparty risk and generally pay upon the happening of a credit default of a counterparty. The CDS are allocated to each Series based on their percentage ownership in the pooled cash management assets at U.S. Bank National Association as of the reporting date. Approximately 27% of the Trust's U.S. Bank National Association exposure is risk-hedged in this manner with BNP Paribas through March 20, 2012, and 8% with Societe Generale through March 20, 2012.

Each Series' investment in swaps will likely differ substantially over time due to cash flows, portfolio management decisions and market movements. The Swaps serve to diversify the investment holdings of each Series and to provide access to programs and advisors that would not be otherwise available to the Series, and are not used for hedging purposes.

The Managing Owner follows a procedure in selecting well-established financial institutions which the Managing Owner, in its sole discretion, considers to be reputable, reliable, financially responsible and well established to act as swap counterparties. The procedure includes due diligence review of documentation on all new and existing financial institution counterparties prior to initiation of the relationship, and quarterly ongoing review during the relationship, to ensure that counterparties meet the Managing Owner's minimum credit requirements, the counterparty average rating being no less than an investment grade rating as defined by the rating agencies. As of December 31, 2011, approximately 5.0% of the Trust's assets were deposited with over-the-counter counterparties in order to initiate and maintain Swaps.

The Series may strategically invest assets in one or more swaps linked to certain underlying investments or indices at the direction of the Managing Owner. The Trading Company in which the assets of these Series will be invested will not own any of the investments or indices referenced by any Swap entered into by these Series. In addition, neither the swap counterparty to the Trading Company of these Series nor any advisor referenced by any such Swap is a Trading Advisor to these Series.

The Series have invested in the following Swaps as of December 31, 2011:

	Frontier Diversified Series
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$131,004	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$46,730	$(23,012)

Fair Value as of 12/31/2011	$131,004	$—

	Frontier Long/Short Commodity Series
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$74,898	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$33,374	$(12,845)

Fair Value as of 12/31/2011	$74,898	$—

	Frontier Masters Series
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$57,225	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$14,031	$(11,257)

Fair Value as of 12/31/2011	$57,225	$—

	Balanced Series
	Credit Default Swap	Credit Default Swap	Option Basket	Option Basket
Counterparty	BNP Paribas	Societe Generale	Company A	DeutscheBank
Notional Amount	$230,783	$0	$14,129,540	$23,551,287
Termination Date	3/20/2012	3/20/2012	11/6/2012	6/30/2016
Investee Returns	On Default	On Default	Total Returns	Total Returns
Realized Gain/(Loss)	$—	$—	$6,689,123	$—

Unrealized Gain/(Loss)	$87,639	$(41,932)	$(18,838,844)	$(368,228)

Fair Value as of 12/31/2011	$230,783	$—	$17,706,757	$5,881,772

	Berkeley/Graham/Tiverton Series (1)
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$34,397	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$10,346	$(7,899)

Fair Value as of 12/31/2011	$34,397	$—

(1)	Formerly known as the Campbell/Graham/Tiverton Series

	Currency Series
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$2,583	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$(2,228)	$(1,374)

Fair Value as of 12/31/2011	$2,583	$—

	Winton Series
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$61,888	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$19,456	$(12,165)

Fair Value as of 12/31/2011	$61,888	$—

	Winton/Graham Series
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$30,381	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$6,528	$(7,471)

Fair Value as of 12/31/2011	$30,381	$—

The Series have invested in the following Swaps as of December 31, 2010:

	Option Basket Frontier Diversified Series	Option Basket Frontier Dynamic Series	Option Basket Frontier Masters Series	Option Basket Balanced Series
Series:	Frontier Diversified Series	Frontier Dynamic Series	Frontier Masters Series	Balanced Series
Counterparty	Company D	Company E	Company F	Company A
Notional Amount	$15,569,595	$27,048,602	$26,242,246	$68,460,196
Termination Date	6/6/2014	6/6/2014	6/6/2014	11/6/2012
Investee Returns	Total Returns	Total Returns	Total Returns	Total Returns
Realized Gain/(Loss)	$0	$0	$0	$0

Unrealized Gain/(Loss)	$416,156	$929,519	$3,474,611	$8,790,927

Fair Value as of 12/31/2010	$11,407,905	$10,956,772	$26,242,246	$49,811,462

	Option Basket Currency Series	Reuters/Jefferies CRB Index	Jefferies Commodity Performance Index
Series:	Currency Series	Long/Only Commodity Series	Long/Only Commodity Series
Counterparty	Company B	Company C	Company C
Notional Amount	$11,567,063	$2,040,000	$2,040,000
Termination Date	1/26/2013	2/28/2011	2/28/2011
Investee Returns	Total Returns	Total Returns	Total Returns
Realized Gain/(Loss)	$0	$190,556	$319,106

Unrealized Gain/(Loss)	$675,809	$0	$0

Fair Value as of 12/31/2010	$5,668,768	$415,648	$375,148

The Frontier Fund [Member]
Swaps

4. Swaps

In addition to authorizing Trading Advisors to manage pre-determined investment levels of futures and forward contracts, certain Series of the Trust will strategically invest a portion or all of their assets in total return swaps, selected at the direction of the Managing Owner. Total return Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more investment products or indices. In a typical total return Swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities.

The Trust invests in Credit Default Swaps ("CDS") with highly-rated counterparties as part of its portfolio. CDSs are over-the-counter investment instruments designed to mitigate counterparty risk and generally pay upon the happening of a credit default of a counterparty. The CDS are allocated to each Series based on their percentage ownership in the pooled cash management assets at U.S. Bank National Association as of the reporting date. Approximately 27% of the Trust's U.S. Bank National Association exposure is risk-hedged in this manner with BNP Paribas through March 20, 2012, and 8% with Societe Generale through March 20, 2012.

The Trust's investment in Swaps will likely differ substantially over time due to cash flows, portfolio management decisions and market movements. The Swaps serve to diversify the investment holdings of the Trust and to provide access to programs and advisors that would not be otherwise available to the Trust, and are not used for hedging purposes.

The Managing Owner follows a procedure in selecting well-established financial institutions which the Managing Owner, in its sole discretion, considers to be reputable, reliable, financially responsible and well established to act as swap counterparties. The procedure includes due diligence review of documentation on all new and existing financial institution counterparties prior to initiation of the relationship, and quarterly ongoing review during the relationship, to ensure that counterparties meet the Managing Owner's minimum credit requirements, the counterparty average rating being no less than an investment grade rating as defined by the rating agencies. As of December 31, 2011, approximately 5.0% of the Trust's assets were deposited with over-the-counter counterparties in order to initiate and maintain Swaps.

The Trust strategically invests assets in one or more swaps linked to certain underlying investments or indices at the direction of the Managing Owner. The Trading Company in which the assets of the Trust will be invested will not own any of the investments or indices referenced by any swap entered into by the Trust. In addition, neither the swap counterparty nor any advisor referenced by any such swap is a Trading Advisor to the Trust.

The Trust has invested in the following Swaps as of December 31, 2011:

	Credit Default Swap	Credit Default Swap	Option Basket	Option Basket
Counterparty	BNP Paribas	Societe Generale	Company A	DeutscheBank
Notional Amount	$623,160	$0	$14,129,540	$23,551,287
Termination Date	3/20/2012	3/20/2012	11/6/2012	6/30/2016
Investee Returns	On Default	On Default	Total Returns	Total Returns
Realized Gain/(Loss)	$—	$—	$6,689,123	$—

Unrealized Gain/(Loss)	$213,160	$(120,458)	$(18,838,844)	$(368,228)

Fair Value as of 12/31/2011	$623,159	$—	$17,706,757	$5,881,772

The Trust has invested in the following Swaps as of December 31, 2010:

	Option Basket	Option Basket	Option Basket	Option Basket
Counterparty	Company D	Company E	Company F	Company A
Notional Amount	$15,569,595	$27,048,602	$26,242,246	$68,460,196
Termination Date	6/6/2014	6/6/2014	6/6/2014	11/6/2012
Investee Returns	Total Returns	Total Returns	Total Returns	Total Returns
Realized Gain/(Loss)	$0	$0	$0	$0

Unrealized Gain/(Loss)	$416,156	$929,519	$3,474,611	$8,790,927

Fair Value as of 12/31/2010	$11,407,905	$10,956,772	$26,242,246	$49,811,462

		Option Basket	Reuters/Jefferies CRB Index	Jefferies Commodity Performance Index
Counterparty		Company B	Company C	Company C
Notional Amount		$11,567,063	$2,040,000	$2,040,000
Termination Date		1/26/2013	2/28/2011	2/28/2011
Investee Returns		Total Returns	Total Returns	Total Returns
Realized Gain/(Loss)		$0	$190,556	$319,106

Unrealized Gain/(Loss)		$675,809	$0	$0

Fair Value as of 12/31/2010		$5,668,768	$415,648	$375,148

The Trading Companies Of The Frontier Fund [Member]
Swaps

4. Swaps

In addition to authorizing Trading Advisors to manage pre-determined investment levels of futures and forward contracts, certain Trading Companies of the Trust will strategically invest a portion or all of their assets in total return swaps, selected at the direction of management. Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more investment products or indices. In a typical swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities.

Each Trading Companies' investment in swaps will likely differ substantially over time due to cash flows, portfolio management decisions and market movements. The Swaps serve to diversify the investment holdings of each Trading Company and to provide access to programs and advisors that would not be otherwise available to the Trading Companies, and are not used for hedging purposes.

Management follows a procedure in selecting well-established financial institutions which management, in its sole discretion, considers to be reputable, reliable, financially responsible and well established, to act as swap counterparties. The procedure includes due diligence review of documentation on all new and existing financial institution counterparties prior to initiation of relationship, and quarterly ongoing review during the relationship, to ensure that counterparties meet the managements' minimum credit requirements, the counterparty average rating being no less than an investment grade rating as defined by the rating agencies.

The Trading Companies strategically invest assets in one or more swaps linked to certain underlying investments or indices, at the direction of management. The Trading Companies will not own any of the investments or indices referenced by any swap. In addition, the swap counterparty to the Trading Company is not a Trading Advisor to these Trading Companies.

The Trading Companies have invested in the following Swaps as of December 31, 2011.

	Option Basket Frontier Trading Company I, LLC	Option Basket Frontier Trading Company XVII, LLC
Counterparty	Company A	Company B
Notional Amount	$14,129,540	$23,551,287
Termination Date	11/6/2012	6/6/2014
Investee Returns	Total Returns	Total Returns
Realized Gain/(Loss)	$6,689,123	$—

Unrealized Gain/(Loss)	$(18,832,300)	$(368,228)

Fair Value as of 12/31/2011	$17,706,757	$5,881,772

The Trading Companies have invested in the following Swaps as of December 31, 2010.

	Option Basket Frontier Trading Company X, LLC	Option Basket Frontier Trading Company XII, LLC	Option Basket Frontier Trading Company XI, LLC	Option Basket Frontier Trading Company I LLC
Counterparty	Company D	Company E	Company F	Company A
Notional Amount	$15,569,595	$27,048,602	$26,242,246	$68,460,196
Termination Date	6/6/2014	6/6/2014	6/6/2014	11/6/2012
Investee Returns	Total Returns	Total Returns	Total Returns	Total Returns
Realized Gain/(Loss)	$0	$0	$0	$0

Unrealized Gain/(Loss)	$416,156	$929,503	$3,474,611	$8,790,927

Fair Value as of 12/31/2010	$11,407,905	$10,956,756	$26,242,246	$49,811,462

	Option Basket Frontier Trading Company III, LLC	Reuters/Jefferies CRB Index Frontier Trading Company VIII, LLC	Jefferies Commodity Performance Index Frontier Trading Company VIII, LLC
Counterparty	Company B	Company C	Company C
Notional Amount	$11,567,063	$2,040,000	$2,040,000
Termination Date	7/26/2013	2/28/2011	2/28/2011
Investee Returns	Total Returns	Total Returns	Total Returns
Realized Gain/(Loss)	$0	$190,556	$319,106

Unrealized Gain/(Loss)	$675,809	$0	$0

Fair Value as of 12/31/2010	$5,668,768	$415,648	$375,148